SCHEDULE OF SEGMENTS REVENUES AND OPERATING RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 45,224	$ 38,147
Depreciation and amortization	1,941
Segment operating income	541	1,955
Financial (expenses) income, net	140
Segment Income (loss), before income taxes	681	$ 2,510
Search Segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	29,985
Depreciation and amortization
Segment operating income	1,608
Financial (expenses) income, net	(145)
Segment Income (loss), before income taxes	1,463
Digital Content Segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	15,239
Depreciation and amortization
Segment operating income	1,431
Financial (expenses) income, net	(53)
Segment Income (loss), before income taxes	1,378
Adjustments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers
Depreciation and amortization	1,941
Segment operating income	(2,498)
Financial (expenses) income, net	338
Segment Income (loss), before income taxes	$ (2,160)